Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of fair value of the options granted
	2021	2020	2019
Expected volatility	91.60%-95.01%	94.00%	90.48%-93.02%
Exercise price	0.03-5.33	0.03	0.03
Share price(1)	3.72-18.65	1.06	1.06-1.08
Risk-free interest rate	1.42%-1.81%	1%	1.54%-2.48%
Dividend yield	0	0	0
Expected life	10	10	10

	2021	2020	2019
Expected volatility	89.92%-97.18%	87.05%-93.98%	91.48%-94.16
Exercise price	0.03-1.67	0.03-1.44	0.03
Share price(1)	2.46-18.67	1.06-6.96	0.23-1.07
Risk-free interest rate	1.25%-1.72%	0.21%-1.95%	2.09%-2.95%
Dividend yield	0	0	0
Expected life (years)	6.15-10	3-10	8.54-10

Schedule of fair value of the underwriters warrants granted
Expected volatility	90.59%
Exercise price	$7.5
Share price(1)	$3.72
Risk-free interest rate	1.23%
Dividend yield	0
Expected life	5

Schedule of summarizes the share option activity
	Number of options	Weighted average exercise price
Options outstanding at January 1, 2021	1,476,570	$0.08
Granted	424,500	$3.28
Expired	(20,130)	0.03
Exercised	(1,246,440)	0.07
Options outstanding at December 31, 2021	634,500	$2.25
Exercisable at December 31, 2021	231,749	0.47

	Number of options	Weighted average exercise price

Options outstanding at January 1, 2020	1,362,570	$0.03
Granted	114,000	0.67
Options outstanding at December 31, 2020	1,476,570	$0.08
Exercisable at December 31, 2020	1,040,547

Schedule of share-based expense recognized in the statements of income
	For the year ended December 31,
	2021	2020	2019
	U.S. dollars in thousands
Share-based compensation expense – Research and development	$1,969	$1,804	474
Share-based compensation expense – General and administrative	1,849	257	137
Share-based compensation expense – Finance expenses	341	-	-
	$4,159	$2,061	611